INTANGIBLE ASSETS, DEFERRED CHARGES (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Intangible Assets Impaired Cost Gross	$ 22,874	$ 20,285
Intangible Assets Accumulated amortization	18,283	17,428
Intangible Assets, Net	4,591	2,857
Acquired Technology [Member]
Intangible Assets Impaired Cost Gross	17,840	15,517
Intangible Assets Accumulated amortization	14,008	13,399
Acquired Technology [Member] | Minimum [Member]
Intangible Assets Useful life (years)	5 years	5 years
Acquired Technology [Member] | Maximum [Member]
Intangible Assets Useful life (years)	10 years	10 years
Customer Relationships [Member]
Intangible Assets Impaired Cost Gross	4,438	4,172
Intangible Assets Accumulated amortization	3,679	3,433
Customer Relationships [Member] | Minimum [Member]
Intangible Assets Useful life (years)	4 years 6 months	4 years 6 months
Customer Relationships [Member] | Maximum [Member]
Intangible Assets Useful life (years)	9 years	9 years
Trade Names [Member]
Intangible Assets Impaired Cost Gross	415	415
Intangible Assets Accumulated amortization	415	415
Intangible Assets Useful life (years)	3 years	3 years
Existing Contracts for Maintenance [Member]
Intangible Assets Impaired Cost Gross	181	181
Intangible Assets Accumulated amortization	$ 181	$ 181
Intangible Assets Useful life (years)	3 years	3 years